Exploration and Evaluation Expenses and Cost Recoveries	12 Months Ended
Mar. 31, 2018
Intangible assets other than goodwill [abstract]
Exploration and Evaluation Expenses and Cost Recoveries

6.	EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

(a)	IKE Project

The IKE Project is located in south-central BC. In July 2017, the Company announced it had entered into a Mineral Property Farm-In Agreement with Hudbay Minerals Inc. (“Hudbay”), pursuant to which Hudbay may acquire, through a staged investment process, up to a 60% ownership interest in the IKE Project. The Company initially records the amount of contributions received or receivable from Hudbay pursuant to the IKE Property Farm-In Agreement as a a liability (advance contributions received) in the Statement of Financial Position, and subsequently reallocates amounts to cost recoveries in the Statement of Loss as it incurs expenditures against such contributions.

Relinquished Option Agreement

During the year ended March 31, 2017, the Company recorded a gross amount of cost recovery of $2,932,597 representing contributions received pursuant to a definitive agreement with Thompson Creek Metals Company Inc. (“Thompson Creek”) dated February 2016, whereby the latter had an option to acquire, through a staged investment process within five years, a 30% ownership interest in the mineral claims and crown grants covering the IKE Project.

In January 2017, Thompson Creek (having been taken over by Centerra Gold Inc.) relinquished its option and elected to exchange its 10% participating interest for a 1% Conversion Net Smelter Royalty from mine production, capped at a total of $5 million. As a result, the Company maintained a 100% interest in the IKE Project.

(b)	JOY Project

The JOY Project, located in north-central BC, comprises the JOY and PINE properties, and certain adjacent claims (the “Staked Claims”) acquired directly by Amarc. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 10(c)) to purchase 100% of the JOY property for the reimbursement of the vendor’s direct acquisition costs of $335,299. In addition, Amarc concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which Amarc can purchase 100% of the PINE property. Subsequently, Hudbay and Amarc agreed to incorporate both the PINE property and the Staked Claims into the JOY Project.

In August 2017, the Company announced that it had entered into a Mineral Property Farm-In Agreement with Hudbay, pursuant to which Hudbay may acquire, through a staged investment process, up to a 60% ownership in the JOY Project. The Company initially records the amount of contributions received or receivable from Hudbay pursuant to the JOY Property Farm-In Agreement as a liability (advance contributions received) liability in the Statement of Financial Position, and subsequently reallocates amounts to cost recoveries in the Statement of Loss as it incurs expenditures against such contributions.

(c)	DUKE Project

In November 2016, the Company entered into a purchase agreement with a private company wholly owned by one of its directors (note 10(c)) to purchase a 100% interest in the DUKE property for the reimbursement of the vendor’s direct acquisition costs of $168,996. The DUKE property is located in central BC.